Finance expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Finance expense [Abstract]
Interest expense on borrowings	$ 5,343	$ 311	$ 102
Interest expense on hybrid financial instruments	26,748	14,182	0
Interest expense on lease liabilities	99	22	0
Amortization of capitalized borrowing costs	2,508	1,968	0
Loss on embedded derivatives held at fair value through profit or loss	390,743	44,692	0
Finance expense	$ 425,441	$ 61,175	$ 102